BUSINESS COMBINATIONS (Details 3) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Apr. 01, 2013 Bond [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 4,460,439
Time deposits with original maturities over three months				7,486,463
Restricted cash				242,088
Accounts receivable				9,966,206
Cost and estimated earnings in excess of billings				6,340,396
Other receivables				883,441
Advances to suppliers				110,285
Inventories				133,450
Deferred tax assets				104,522
Assets held for sale				2,951,017
Property, plant and equipment				4,891,482
Prepaid land leases				5,884,196
Intangible assets				14,359,346
Investments in equity investees				260,611
Total identifiable assets acquired				58,073,942
Short-term bank loans				5,532,205
Accounts payable				8,654,868
Deferred revenue				2,315,102
Income tax payable				1,015,081
Other tax payable				141,731
Accrued liabilities				314,071
Deferred tax liabilities				3,790,788
Long-term bank loans				2,256,524
Total liabilities assumed				24,020,370
Net identifiable assets acquired				34,053,572
Goodwill	66,640,303	65,787,020	27,588,883	39,751,123
Net assets acquired				$ 73,804,695